Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Oct. 23, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018
Summary of Significant Accounting Policies [Line Items]
Interest income earned on trust account			$ 1,626,620		$ 4,235,536
Net of funds available to be withdrawn from trust for working capital purposes					750,000
Net income (loss)		$ (56,086)	1,469,123	$ (216,687)	3,716,091
Federal depository insurance coverage			$ 250,000	$ 250,000	$ 250,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption			33,272,111	32,900,501	33,272,111
Interest income earned on trust account			$ 1,626,620		$ 4,235,536
Net income (loss)			1,469,123		$ 3,716,091
Offering costs incurred	$ 19,700,000			$ 19,700,000
Deferred underwriting commissions	$ 12,075,000			$ 12,075,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Securities excluded from the calculation of basic loss per ordinary share				17,433,334	17,433,334
Class F Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Net income (loss)			1,469,123		$ 3,716,091
Cayman Islands Tax Information Authority [Member]
Summary of Significant Accounting Policies [Line Items]
Unrecognized tax benefits			0	$ 0	0
Accrued for interest and penalties			0	0	0
Income tax expense				0	0
Income taxes payable			$ 0	$ 0	$ 0